Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2024
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Foreign Currency Risk	The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:
	2024			2023
	USD $	CAD $	HKD $	USD $	CAD $	HKD $
Cash and cash equivalents	2,721,574	13,453	-	4,770,507	14,293	-
Trade receivables	36,297	88,459	-	46,821	-	-
Trade payables	250,865	42,047	18,308	577,644	1,841	24,636
Total exposure	3,008,736	143,959	18,308	5,394,972	16,134	24,636

Schedule of Exchange Rates
	Impact on loss for the period		Impact on other components of equity
	2024 A$	2023 A$	2024 A$	2023 A$
USD/AUD exchange rate – change by 4.8% (2023: 5.8%)	144,419	312,908	5,495	37

Schedule of Loss Allowance	On that basis, the loss allowance as at June 30, 2024 was determined as follows for trade receivables:
	Days past due
30 June 2024	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	0.23%	1.80%	0.00%	5.83%	16.15%	50.90%	-
Gross carrying amount[1]	463,334	75,725	8,458	4,183	42,631	13,105	607,436
Loss allowance	1,073	1,361	-	244	6,885	6,670	16,233
1.

Trade receivables balance of $607,436 represents 12.39% of $4,902,865 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $16,233 was provided for. Subsequent to 30 June 2024, above 90% of the trade receivables balance has since been received in cash.

On that basis, the loss allowance as at June 30, 2023 was determined as follows for trade receivables:
	Days past due
30 June 2023	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	59.42%	0.00%	61.57%	66.75%	0.00%	0.00%
Gross carrying amount[1]	44,345	-	3,294	(690)	-	-	46,949
Loss allowance	26,352	-	2,028	(460)	-	-	27,920
1.	Trade receivables balance of $46,949 represents 2.6% of $1,804,705 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $27,920 was provided for. Subsequent to 30 June 2023, above 90% of the trade receivables balance has since been received in cash.

Schedule of Contractual Discounted Cash Flows	The amounts disclosed in the table are the contractual discounted cash flows.
Contractual maturities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
of financial liabilities	A$	A$	A$	A$	A$	A$	A$
At 30 June 2024
Trade and other payables	648,851	-	-	-	-	648,851	648,851
Lease liabilities	20,278	20,278	46,342	86,598	-	173,497	173,497
Total	664,129	20,278	46,343	86,598	-	822,348	822,348
At 30 June 2023
Trade and other payables	798,743	-	-	-	-	798,743	798,743
Lease liabilities	19,165	19,602	40,556	109,769	-	189,092	189,092
Total	817,908	19,602	40,556	109,769	-	987,835	987,835